Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Cash flows from (used in) operating activities
Net income before income taxes, including share of net income from investment in Schwab and TD Ameritrade	$ 4,657	$ 1,765	$ 8,761	$ 5,413
Adjustments to determine net cash flows from (used in) operating activities
Provision for (recovery of) credit losses (Note 6)	(377)	3,218	(64)	4,137
Depreciation	370	304	769	595
Amortization of other intangibles	173	205	353	407
Net securities losses (gains) (Note 5)	47	12	27	2
Deferred taxes	197	(542)	366	(416)
Changes in operating assets and liabilities
Interest receivable and payable (Notes 9, 11)	(128)	(76)	(144)	(155)
Securities sold under repurchase agreements	(27,346)	37,421	(40,550)	37,861
Securities purchased under reverse repurchase agreements	801	(1,996)	13,787	(1,856)
Securities sold short	(2,688)	(8,757)	4,081	(925)
Trading loans and securities	14,861	30,645	6,828	14,170
Loans net of securitization and sales	(2,084)	(56,653)	9,090	(66,101)
Deposits	(34,183)	168,943	(2,343)	190,842
Derivatives	1,267	(777)	5,437	(2,003)
Non-trading financial assets at fair value through profit or loss	(1,525)	(1,496)	(667)	(2,165)
Financial assets and liabilities designated at fair value through profit or loss	16,591	(17,841)	6,495	(10,506)
Securitization liabilities	133	817	(518)	845
Current taxes	338	(452)	805	(710)
Brokers, dealers and clients amounts receivable and payable	3,124	(3,832)	(2,213)	(5,179)
Other	9,258	(12,843)	16,377	(15,271)
Net cash from (used in) operating activities	16,736	137,818	26,286	148,533
Cash flows from (used in) financing activities
Issuance of subordinated notes and debentures		3,000		3,000
Redemption or repurchase of subordinated notes and debentures	8	(5)	10	(69)
Common shares issued (Note 12)	39	10	79	46
Repurchase of common shares (Note 12)		(541)		(847)
Redemption of preferred shares (Note 12)	(700)		(700)
Sale of treasury shares (Note 12)	2,782	2,468	5,819	4,686
Purchase of treasury shares (Note 12)	(2,733)	(2,390)	(5,912)	(4,704)
Dividends paid	(1,399)	(1,415)	(2,785)	(2,752)
Repayment of lease liabilities	(145)	(155)	(281)	(298)
Net cash from (used in) financing activities	(2,148)	972	(3,770)	(938)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	28,697	(112,703)	(24,260)	(121,177)
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(5,456)	(22,094)	(11,608)	(29,509)
Proceeds from maturities	10,313	9,229	18,249	18,766
Proceeds from sales	548	5,106	1,153	6,901
Activities in debt securities at amortized cost (Note 5)
Purchases	(41,497)	(24,231)	(68,775)	(39,332)
Proceeds from maturities	25,006	6,325	61,122	17,469
Proceeds from sales	1,105	8	1,702	172
Net purchases of land, buildings, equipment, and other depreciable assets	(183)	(369)	(485)	(629)
Net cash from (used in) investing activities	18,533	(138,729)	(22,902)	(147,339)
Effect of exchange rate changes on cash and due from banks	(181)	163	(341)	178
Net increase (decrease) in cash and due from banks	(532)	224	(727)	434
Cash and due from banks at beginning of period	6,250	5,073	6,445	4,863
Cash and due from banks at end of period	5,718	5,297	5,718	5,297
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	900	619	1,595	1,345
Amount of interest paid during the period	1,585	3,070	3,285	7,305
Amount of interest received during the period	6,849	9,038	14,168	18,960
Amount of dividends received during the period	438	440	830	930
Schwab and TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Share of net income from investment in Schwab and TD Ameritrade (Note 7)	$ (222)	$ (247)	$ (391)	$ (452)